[logo] PIONEER Investments(R)







December 3, 2010



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Series Trust IV (the "Trust")
     (File Nos. 333-126384 and 811-21781)
     CIK No. 0001331854

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statements of additional information relating to the offering of Class A, Class B, Class C and Class Y shares of Pioneer Classic Balanced Fund and Pioneer Government Income Fund, respectively; the offering of Class A, Class C and Class Y shares of Pioneer Treasury Reserves Fund; and the offering of Class 1, Class 2, and Class 3 shares of Pioneer Institutional Money Market Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 7 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on November 24, 2010 (Accession No. 0001331854-10-000029).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,


/s/ Kathleen H. Alexander
    ----------------------
    Kathleen H. Alexander


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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